Segment Information - Summary Information by Segment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)
Revenues:
Revenues	¥ 1,150,444		$ 164,511		¥ 806,877		¥ 669,503
Operating income (loss):
Cost of revenues	316,411		45,246		261,682		231,940
Selling and marketing	362,735		51,870		342,421		242,511
Research and development	346,152		49,499		243,391		178,207
Unallocated amounts-share based compensations	(19,840)		(2,838)		(26,101)		(33,554)
Operating loss	(179,443)		(25,659)		(437,255)		(209,837)
Interest income, net	30,629		4,380		44,422		60,978
Foreign exchange gains (losses), net	30,783		4,402		(21,726)		(11,421)
Other income	36,896		5,276		52,059		96,765
Other expense	(145,548)		(20,813)		(191,828)		(574,135)
Loss before income taxes	(226,683)		(32,414)		(554,328)		(637,650)
Operating Segments [Member]
Revenues:
Revenues	1,150,444		164,511		806,877		669,503
Operating income (loss):
Cost of revenues	316,395	[1]	45,244	[1]	261,601	[2]	231,570	[3]
Selling and marketing	361,962	[1]	51,759	[1]	343,083	[2]	242,002	[3]
Research and development	344,959	[1]	49,328	[1]	241,467	[2]	177,627	[3]
Other segment items	286,731	[1]	41,001	[1]	371,880	[2]	194,587	[3]
Adjusted operating income/(losses)	(159,603)		(22,821)		(411,154)		(176,283)
Internet Business [Member]
Revenues:
Revenues	615,281		87,984		517,188		450,134
Internet Business [Member] | Operating Segments [Member]
Revenues:
Revenues	615,281				517,188		450,134
Operating income (loss):
Cost of revenues	106,606	[1]			79,812	[2]	81,224	[3]
Selling and marketing	220,312	[1]			200,945	[2]	146,404	[3]
Research and development	110,060	[1]			115,476	[2]	113,646	[3]
Other segment items	63,436	[1]			58,122	[2]	82,601	[3]
Adjusted operating income/(losses)	114,867				62,833		26,259
Al And Other Segments [Member]
Revenues:
Revenues	535,163		$ 76,527		289,689		219,369
Al And Other Segments [Member] | Operating Segments [Member]
Revenues:
Revenues	535,163				289,689		219,369
Operating income (loss):
Cost of revenues	209,789	[1]			181,789	[2]	150,346	[3]
Selling and marketing	141,650	[1]			142,138	[2]	95,598	[3]
Research and development	234,899	[1]			125,991	[2]	63,981	[3]
Other segment items	223,295	[1]			313,758	[2]	111,986	[3]
Adjusted operating income/(losses)	¥ (274,470)				¥ (473,987)		¥ (202,542)

[1]	Share-based compensations were not allocated to segments. Total depreciation and amortization expenses of Internet Business and AI and others was RMB5,105 (US$730) and RMB142,130 (US$20,324), respectively, for the year ended December 31, 2025. Other segment items include general and administrative expenses, impairment of intangible assets, and other operating income, net allocated to the respective segments. Impairment of intangible assets of AI and others was RMB41,563 (US$5,943) for the year ended December 31, 2025.
[2]	Share-based compensations were not allocated to segments. Total depreciation and amortization expenses of Internet Business and AI and others was RMB2,512 and RMB48,941, respectively, for the year ended December 31, 2024. Other segment items include general and administrative expenses, impairment of goodwill, and other operating expenses allocated to the respective segments. Impairment of goodwill of AI and others was RMB152,890 for the year ended December 31, 2024.
[3]	Share-based compensations were not allocated to segments. Total depreciation and amortization expenses of Internet Business and AI and others was RMB3,925 and RMB31,337, respectively, for the year ended December 31, 2023. Other segment items include general and administrative expenses and other operating expenses allocated to the respective segments.